COMMITMENTS AND CONTINGENCIES - Capital commitment (Details) $ in Thousands	Jun. 30, 2025 USD ($)
COMMITMENTS AND CONTINGENCIES
Less than one year	$ 22,554
More than one year	4,076
Total	$ 26,630